SHARE-BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 13, 2020	Mar. 24, 2020	Jun. 29, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options forfeited				151,330
Exercise price of the outstanding share options granted before modification (in dollars per ADS)		$ 0.0113	$ 0.0613
Exercise price of the outstanding share options granted after modification (in dollars per ADS)		$ 0.0113	$ 0.0613
Total incremental cost		$ 6,948	$ 10,779
Share-based Payment Arrangement, Expense, Tax Benefit				$ 0	$ 0	$ 0
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Vested Options		6,534
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Unvested Options		$ 414		1,475
Share based compensation arrangement by share based payment award to vested option modification incremental compensation cost			$ 9,304
Share-based Compensation				$ 15,320	12,284	31,603
Stock options [Member]
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost				1 year 11 months 1 day
Non-employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation				$ 0	0
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expenses from continuing operations				11,576	4,628	16,459
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options				4,472
Nonvested restricted shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation				$ 2,634	$ 3,952	$ 3,917
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				18,549,945
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				$ 5,259
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost				1 year 8 months 12 days
Number of awards granted (in shares)				55,462,455
Stock Incentive Plan 2011 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				110,014,158
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				110,014,158
Stock Incentive Plan 2006 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				97,430,220
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				97,430,220
Stock Incentive Plan 2008 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				30,529,630
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				30,529,630
Stock Incentive Plan 2009 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				40,000,000
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				40,000,000
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				53,596,236
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				53,596,236
Stock Incentive Plan 2018 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)				107,100,000
Unrecognized share-based compensation cost disclosure
Maximum aggregrae number of shares				107,100,000
Chime Plan
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation	$ 632			$ 67
Number of shares available for future grant	30,000,000
Term of the options				10 years
Vesting term				4 years
Weighted average grant date fair value of option per share				$ 0.02
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options				$ 87
Weighted-average vesting period for recognition of unrecognized share-based compensation cost				3 years 6 months 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.02
Award vesting period				4 years
Chime Plan | Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	20,000,000
Number of shares issued	20,000,000			8,346,000
Chime Plan | Nonvested restricted shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of shares issued				20,000,000
Trucker Path Plan
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share based compensation	$ 365			$ 31
Number of shares available for future grant	30,000,000
Weighted average grant date fair value of option per share				$ 0.01
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options				$ 35
Weighted-average vesting period for recognition of unrecognized share-based compensation cost				3 years 6 months 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.01
Trucker Path Plan | Stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)				6,871,000
Options forfeited				65,000
Weighted average grant date fair value of option per share				$ 0.01
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.01
Granted (in shares)				6,871,000
Trucker Path Plan | Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	20,000,000
Number of shares issued	20,000,000			6,871,000
Trucker Path Plan | Nonvested restricted shares [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of shares issued				20,000,000